Finance Expense and Income - Summary of Other Financial (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Finance Income [abstract]
Finance Expense - Net foreign exchange gains/(losses)	$ (162)	$ (149)
Finance Expense - Net gains/(losses) on hedging instruments	(209)	(354)
Finance Expense - Hyperinflation monetary adjustments	(29)	0
Finance Expense - Other financial income/(expense), including bank fees and taxes	(134)	(119)
Finance Expense - Other financial results	(534)	(622)
Finance Income - Hyperinflation monetary adjustments	0	66
Finance Income - Other financial income/(expense), including bank fees and taxes	4	16
Finance Income - Other financial results	4	82
Net - Net foreign exchange gains/(losses)	(162)	(149)
Net - Net gains/(losses) on hedging instruments	(209)	(354)
Net - Hyperinflation monetary adjustments	(29)	66
Net - Other financial income/(expense), including bank fees and taxes	(130)	(103)
Net - Other financial results	$ (530)	$ (540)